CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) (Unaudited)
Revenue, net	$ 328,825	$ 2	$ 667,774	$ 22	$ 237,980	$ 183
Cost of revenue	(327,607)	0	(665,433)	0	(233,757)
Gross profit	1,218	2	2,341	22	4,223	183
Operating expenses:
General and administrative expenses	(62,023)	(4,180)	(80,498)	(7,718)	(4,111,983)	(23,066)
Legal and professional fee	(33,419)	(12,639)	(53,303)	(12,639)	(64,013)
Total operating expenses	(95,442)	(16,819)	(133,801)	(20,357)	(4,175,996)	(23,066)
Loss from operations					(4,171,773)	(22,883)
Other (expense) income
Interest expense	(2,170)	0	(4,342)	0	(1,028)
Government subsidy income	0	0	0	10,295	23,853	3,367
Sundry income	0	13	0	13	1	5
Total other (expense) income	(2,170)	13	(4,342)	10,308	22,826	3,372
LOSS BEFORE INCOME TAXES	(96,394)	(16,804)	(135,802)	(10,027)	(4,148,947)	(19,511)
Income tax expense	0	0	0	0	0	0
NET LOSS	(96,394)	(16,804)	(135,802)	(10,027)	(4,148,947)	(19,511)
Other comprehensive income (loss):
Foreign currency translation gain (loss)	1,010	(38)	1,319	(161)	(331)	(182)
COMPREHENSIVE LOSS	$ (95,384)	$ (16,842)	$ (134,483)	$ (10,188)	$ (4,149,278)	$ (19,693)
Basic and diluted weighted average shares outstanding	340,268,500	10,000,000	340,268,500	10,000,000	165,747,163	10,000,000
Basic and diluted net loss per share	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.03)	$ (0.00)